CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ (5,799,691)	$ (5,799,691)	$ (4,891,398)
Shares issued for conversion of debt at merger		1,349,291
Shares issued for debt conversion post-merger		1,735,184
Stock-based compensation expense		135,545	239,265
Interest paid in preferred shares of subsidiary			45,877
Advances received pre-merger			1,495,000
Beneficial conversion feature of new debt		1,620,955
Net loss	(849,508)	(5,385,803)	(2,958,415)
Ending Balance		(5,198,986)	(5,799,691)
Conversion Of Debt
Preferred stock conversion			250,000
Services
Common stock issued		320,533	19,980
Cash
Common stock issued		825,000
Preferred Stock
Beginning Balance (in shares)	1,589,775	1,589,775	1,510,875
Beginning Balance	15,898	15,898	15,109
Preferred shares of subsidiary that did not convert at merger (in shares)		(1,439,614)
Preferred shares of subsidiary that did not convert at merger		(14,396)
Interest paid in preferred shares of subsidiary (in shares)			12,233
Interest paid in preferred shares of subsidiary			122
Ending Balance (in shares)			1,589,775
Ending Balance			15,898
Preferred Stock | Conversion Of Debt
Preferred stock conversion (in shares)			66,667
Preferred stock conversion			667
Preferred Stock | At merger
Preferred stock conversion (in shares)		(150,161)
Preferred stock conversion		(1,502)
Common Stock
Beginning Balance (in shares)	30,786,056	30,786,056	29,264,022
Beginning Balance	30,786	30,786	29,264
Shares issued to effect reverse merger (in shares)		10,000,000
Shares issued to effect reverse merger		10,000
Shares issued for conversion of debt at merger (in shares)		1,919,320
Shares issued for conversion of debt at merger		1,919
Shares issued for debt conversion post-merger (in shares)		3,065,004
Shares issued for debt conversion post-merger		3,065
Advances received pre-merger (in shares)			1,495,000
Advances received pre-merger			1,495
Shares forfeited and cancelled (in shares)		(684,300)
Shares forfeited and cancelled		(684)
Ending Balance (in shares)		47,160,435	30,786,056
Ending Balance		47,160	30,786
Common Stock | At merger
Preferred stock conversion (in shares)		799,424
Preferred stock conversion		799
Common Stock | Services
Common stock issued (in shares)		449,931	27,034
Common stock issued		450	27
Common Stock | Cash
Common stock issued (in shares)		825,000
Common stock issued		825
Additional paid-in capital
Beginning Balance	18,665,312	18,665,312	16,617,501
Shares issued to effect reverse merger		(10,000)
Preferred shares of subsidiary that did not convert at merger		14,396
Shares issued for conversion of debt at merger		1,347,372
Shares issued for debt conversion post-merger		1,732,119
Stock-based compensation expense		135,545	239,265
Interest paid in preferred shares of subsidiary			45,755
Advances received pre-merger			1,493,505
Shares forfeited and cancelled		684
Beneficial conversion feature of new debt		1,620,955
Ending Balance		24,651,344	18,665,312
Additional paid-in capital | Conversion Of Debt
Preferred stock conversion			249,333
Additional paid-in capital | At merger
Preferred stock conversion		703
Additional paid-in capital | Services
Common stock issued		320,083	19,953
Additional paid-in capital | Cash
Common stock issued		824,175
Accumulated deficit
Beginning Balance	(24,511,687)	(24,511,687)	(21,553,272)
Preferred shares of subsidiary that did not convert at merger		1,184,450
Net loss		(4,896,148)	(2,958,415)
Ending Balance		(28,223,385)	(24,511,687)
Non- controlling interest
Preferred shares of subsidiary that did not convert at merger		(1,184,450)
Net loss		(489,655)
Ending Balance		$ (1,674,105)